REVENUE RECOGNITION - Schedule of Remaining Performance Obligation (Details) - USD ($) $ in Thousands	Jan. 31, 2025	Jan. 31, 2024
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue performance obligation	$ 545,793	$ 591,907
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-02-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue performance obligation		$ 302,524
Revenue performance obligation, period		1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-02-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue performance obligation	$ 335,301	$ 289,383
Revenue performance obligation, period	1 year	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-02-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue performance obligation	$ 210,492
Revenue performance obligation, period	1 year